Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	$ 16,504	$ 7,793
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(153)	(43)
Continuing Unrealized Loss For 12 Months or More Fair Value
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss
Total Fair Value	16,504	7,793
Total Unrealized Loss	(153)	(43)
State and municipal [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	1,611
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(26)
Continuing Unrealized Loss For 12 Months or More Fair Value
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss
Total Fair Value	1,611
Total Unrealized Loss	(26)
Mortgage-backed securities - residential [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	1,012	5,646
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(6)	(29)
Continuing Unrealized Loss For 12 Months or More Fair Value
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss
Total Fair Value	1,012	5,646
Total Unrealized Loss	(6)	(29)
Government agency sponsored collateralized mortgage obligations [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	12,392	2,147
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(112)	(14)
Continuing Unrealized Loss For 12 Months or More Fair Value
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss
Total Fair Value	12,392	2,147
Total Unrealized Loss	(112)	(14)
Corporate debt securities [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	1,489
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(9)
Continuing Unrealized Loss For 12 Months or More Fair Value
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss
Total Fair Value	1,489
Total Unrealized Loss	$ (9)